Operating segment	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Operating segment [Text Block]
15.	Operating segment

The Company has a single operating segment, the research and development therapies for the treatment of cancer. Substantially all of the Company’s operations, assets and employees are in Canada.